Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2015
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Schedule I

TRINA SOLAR LIMITED AND SUBSIDIARIES

Additional Information — Financial Statement Schedule I

These financial statements have been prepared in conformity with Accounting Principles Generally Accepted in the United States

TRINA SOLAR LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented.  The restricted net assets of Trina’s consolidated subsidiaries not available for distribution to Trina as of December 31, 2014 and 2015 were $926,953,793 and $1,203,486,652, respectively, which exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Guarantee

Trina Solar Limited (“TSL”) was the guarantor for several of its subsidiaries’ bank borrowings or facilities. The balance of the relevant bank borrowings amounted to $1,199 million as of December 31, 2015 (see Note 10).

BALANCE SHEETS

(Amount in U.S. dollars)

	As of December 31,
	2014	2015
ASSETS
Current assets:
Cash	3,166,158	472,446
Other current assets	3,870,069	4,117,220

Total current assets	7,036,227	4,589,666
Amount due from group companies	383,443,230	373,515,294
Investment in subsidiaries	870,074,042	967,131,035
Other noncurrent assets	7,024,961	2,949,967

TOTAL ASSETS	1,267,578,460	1,348,185,962

Current liabilities:
Accrued expenses and other current liabilities	7,234,491	9,949,759

Total current liabilities	7,234,491	9,949,759

Convertible senior notes	287,500,000	287,500,000

Total liabilities	294,734,491	297,449,759

Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 4,261,339,014 and 4,284,544,826 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	42,613	42,845
Additional paid-in capital	752,384,179	759,493,276
Retained earnings	202,706,896	279,221,831
Accumulated other comprehensive income	17,710,281	11,978,251

Total equity	972,843,969	1,050,736,203

TOTAL LIABILITIES AND EQUITY	1,267,578,460	1,348,185,962

STATEMENTS OF OPERATIONS

(Amount in U.S. dollars)

	Year ended December 31,
	2013	2014	2015

Net sales	—	—	—

Operating expenses
Selling expenses	705,839	579,810	650,272
General and administrative expenses	6,734,756	7,562,085	15,310,879
Research and development expenses	331,032	316,555	415,891

Total operating expenses	7,771,627	8,458,450	16,377,042

Loss from operations	(7,771,627)	(8,458,450)	(16,377,042)

Interest expenses Interest expense	(2,344,317)	(6,186,962)	(14,484,249)
Interest income	380,918	4,072,473	5,884,060
Equity in (loss) income of subsidiaries	(63,625,771)	71,588,194	102,789,023
Other (loss) income, net	1,334,862	(1,677,570)	(1,296,857)

Income (loss) before income taxes	(72,025,935)	59,337,685	76,514,935
Income tax expense	—	—	—

Net (loss) income	(72,025,935)	59,337,685	76,514,935

STATEMENTS OF COMPREHENSIVE INCOME

(Amount in U.S. dollars)

	Year ended December 31,
	2013	2014	2015

Net (loss) income	(72,025,935)	59,337,685	76,514,935
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	6,196,609	2,307,350	(5,732,030)

Comprehensive (loss) income	(65,829,326)	61,645,035	70,782,905

STATEMENTS OF CASH FLOWS

(Amount in U.S. dollars)

Operating activities:
Net (loss) income	(72,025,935)	59,337,685	76,514,935
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries	63,625,771	(71,588,194)	(102,789,023)
Gain on repurchase of convertible senior notes	(282,625)	—	—
Share-based compensation	5,667,846	4,399,729	6,007,084
Amortization of convertible senior notes issuance costs	—	1,131,147	3,850,512

Changes in operating assets and liabilities:
Other current assets	91	97	(22,558)
Other noncurrent assets	—	—	—
Accrued expenses and other current liabilities	(1,633,225)	1,776,708	2,715,268

Net cash used in operating activities	(4,648,077)	(4,942,828)	(13,723,782)

Investing activities:
Repayment of amounts due from group companies	83,833,829	—	9,927,936
Funds transferred to group companies	—	(354,745,383)	—

Net cash provided by (used in) investing activities	83,833,829	(354,745,383)	9,927,936

Proceeds from issuance of ordinary shares pursuant to share option plan	922,556	1,408,184	1,102,134
Proceeds from issuance of convertible notes	—	287,500,000	—
Debt issuance costs	—	(8,704,466)	—
Payments for repurchase of convertible senior notes	(26,292,375)	—	—
Redemption of convertible senior notes	(57,007,000)	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	132,413,810	—
Payment for call options in connection with convertible senior notes issuance	—	(52,311,578)	—

Net cash (used in) provided by financing activities	(82,376,819)	360,305,950	1,102,134

Net change in cash	(3,191,067)	617,739	(2,693,712)

Cash at the beginning of the year	5,739,486	2,548,419	3,166,158
Cash at the end of the year	2,548,419	3,166,158	472,446